Annual Total Returns [BarChart] - Cornerstone Conservative Fund - None or same as Fund Name	Oct. 01, 2020
Bar Chart Table:
2013	3.47%
2014	4.36%
2015	(2.45%)
2016	7.39%
2017	8.12%
2018	(3.26%)